Pledged Assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Collateral [Abstract]
Assets Pledged as Collaterals
	December 31
	2020	2021
	NT$	NT$
	(In Millions)
Property, plant and equipment	$2,462	$2,432
Land held under development (included in inventories)	1,999	—
Restricted assets (included in other assets - others)	209	163
	$4,670	$2,595